Average headcount and number of offices (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018 item Office	Jun. 30, 2017 item	Dec. 31, 2017 Office
Number of employees
Number of offices | Office	13,482		13,697
Number of employees	201,884	190,818
Number of employees - men	91,051	84,758
Number of employees - women	110,833	106,060
The Bank Personnel
Number of employees
Number of employees	21,491	21,444
Number of employees - men	11,585	11,657
Number of employees - women	9,906	9,787
Spain
Number of employees
Number of offices | Office	4,530		4,546
Outside of Spain
Number of employees
Number of offices | Office	8,952		9,151